EMPLOYEE-RELATED BENEFITS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 USD ($) calculation plan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pension and other post-retirement costs, net
Actuarial gain (loss)		$ 197	$ 38
Pension settlements		(137)	$ (4)	$ (92)
Pension obligations transferred		527
Non-cash settlement loss		$ 130
Period for look-back of average actual return on plan assets (in years)		34 years
Defined benefit plan, net periodic benefit cost, actual long term return on assets		7.54%
Final Average Pay, number of years included in calculation (in years)		5 years
United States | Qualified Plan
Pension and other post-retirement costs, net
Number of plans | plan		1
Percentage of employee contributions matched		100.00%
Maximum employer match, as a percentage of eligible earnings		6.00%
Additional employer match, as percentage of eligible earnings, non-union		5.00%
United States | Non-qualified plan
Pension and other post-retirement costs, net
Number of plans | plan		1
Pension Benefits
Pension and other post-retirement costs, net
Discount rate (as a percent)		5.63%	3.06%
Actuarial gain (loss)		$ 178	$ 32
Pension settlements		$ (137)	$ (4)	$ (92)
Expected return on plan assets		6.75%	6.75%	6.75%
Number of calculation methods for salaried U.S. employees | calculation		2
Pension Benefits | Forecast
Pension and other post-retirement costs, net
Expected return on plan assets	6.50%
Other Benefits
Pension and other post-retirement costs, net
Actuarial gain (loss)		$ 19	$ 6
Pension settlements		$ 0	$ 0	$ 0
Defined benefit plan, health care cost trend rate assumed, next fiscal year		6.50%
Defined benefit plan, ultimate health care cost trend rate		5.00%